OPERATING LEASES – AS A LESSEE (Details Narrative)	12 Months Ended
	Nov. 30, 2023 USD ($) Lease	Nov. 30, 2022 USD ($) Lease	Nov. 30, 2021 USD ($) Lease
Operating lease costs | $	$ 1,133,271	$ 696,871	$ 723,215
Chief Executive Officer [Member]
Number of operating leases guaranteed | Lease	4	4	4
Minimum [Member]
Operating lease term	2 years
Maximum [Member]
Operating lease term	5 years